BORROWINGS - Unused loan facilities - Parenthetical (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Debt Instrument
Assets	¥ 32,357,042	$ 4,432,897	¥ 30,385,903
Asset pledged as collateral
Debt Instrument
Assets	832,153		845,897
Secured by property, equipment | Asset pledged as collateral
Debt Instrument
Assets	832,153		845,897
Secured by land-use right | Asset pledged as collateral
Debt Instrument
Assets	¥ 205,334		¥ 196,195